Annual Operating Expenses {- Fidelity Freedom Blend 2045 Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-04 - Fidelity Freedom Blend 2045 Fund - Fidelity Advisor Freedom Blend 2045 Fund - Class Z6
	Jul. 13, 2021
Operating Expenses:
Management fee	0.34%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.34%	[1]

[1]	(a)Adjusted to reflect current fees.